Accrued Expenses (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued loan and swap interest	$ 665,707	$ 980,838
Accrued vessel voyage and operating expenses	1,135,747	901,402
Accrued professional fees	226,963	270,559
Accrued finance expenses	50,000	50,000
Other sundry liabilities and accruals	49,119	79,825
Total	$ 2,127,536	$ 2,282,624